Discontinued Operation (Details) - Schedule of discontinued operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Discontinued Operations Abstract
Revenue	$ 159	$ 10,794	$ 192,424
Cost of revenues	(5,260)	(342,496)	(407,366)
Gross profit	(5,101)	(33,102)	(214,942)
Operating expenses	(140,073)	(621,760)	(1,491,473)
(Loss) income from discontinued operations	(145,174)	(953,462)	(1,706,415)
Other income (expense), net	(193,880)	(1,692,369)	(858,782)
(Loss) income before tax	(339,054)	(2,645,831)	(2,565,197)
Net (loss) income from discontinued operations	$ (339,054)	$ (2,645,831)	$ (2,565,197)